Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 0.6%
Axon Enterprise, Inc.(1)	2,283	$ 403,634
Curtiss-Wright Corp.	1,458	173,152
HEICO Corp.	1,499	208,991
Hexcel Corp.(1)	3,116	194,438
Teledyne Technologies, Inc.(1)	1,603	671,385
		$ 1,651,600
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	4,622	$ 432,943
Expeditors International of Washington, Inc.	5,743	727,064
XPO Logistics, Inc.(1)	3,225	451,145
		$1,611,152
Airlines — 1.1%
Alaska Air Group, Inc.(1)	4,178	$251,975
American Airlines Group, Inc.(1)	22,416	475,443
Delta Air Lines, Inc.(1)	20,043	867,060
JetBlue Airways Corp.(1)	10,407	174,630
Southwest Airlines Co.(1)	18,155	963,849
		$2,732,957
Auto Components — 0.5%
Autoliv, Inc.	3,064	$299,537
BorgWarner, Inc.	8,615	418,172
Gentex Corp.	8,213	271,768
Lear Corp.	2,104	368,789
		$1,358,266
Automobiles — 0.2%
Harley-Davidson, Inc.	5,641	$258,471
Thor Industries, Inc.	1,904	215,152
		$473,623
Banks — 4.3%
Bank OZK	3,558	$150,005
BOK Financial Corp.	937	81,144
CIT Group, Inc.	3,033	156,472
Citizens Financial Group, Inc.	13,083	600,117
Comerica, Inc.	4,160	296,774
Commerce Bancshares, Inc.	3,627	270,429
Cullen/Frost Bankers, Inc.	1,758	196,896
East West Bancorp, Inc.	4,253	304,898
Fifth Third Bancorp	21,447	819,919
First Citizens Bancshares, Inc., Class A	199	165,715
Security	Shares	Value
Banks (continued)
First Financial Bankshares, Inc.	3,760	$ 184,729
First Horizon Corp.	16,607	286,969
First Republic Bank	5,527	1,034,489
Glacier Bancorp, Inc.	3,059	168,490
Huntington Bancshares, Inc.	30,666	437,604
KeyCorp	29,543	610,063
M&T Bank Corp.	3,950	573,975
PacWest Bancorp	3,507	144,348
People's United Financial, Inc.	12,907	221,226
Pinnacle Financial Partners, Inc.	2,156	190,353
Popular, Inc.	2,386	179,069
Prosperity Bancshares, Inc.	2,765	198,527
Regions Financial Corp.	29,346	592,202
Signature Bank	1,724	423,501
South State Corp.	2,157	176,356
Sterling Bancorp	5,914	146,608
SVB Financial Group(1)	1,700	945,931
Synovus Financial Corp.	4,438	194,739
UMB Financial Corp.	1,349	125,538
United Bankshares, Inc.	3,849	140,489
Valley National Bancorp	11,667	156,688
Webster Financial Corp.	2,770	147,752
Western Alliance Bancorp	3,013	279,757
Wintrust Financial Corp.	1,746	132,050
Zions Bancorp NA	5,167	273,128
		$11,006,950
Biotechnology — 3.8%
Acceleron Pharma, Inc.(1)	1,730	$217,098
Alexion Pharmaceuticals, Inc.(1)	6,663	1,224,060
Allakos, Inc.(1)	962	82,126
Alnylam Pharmaceuticals, Inc.(1)	3,694	626,207
Arrowhead Pharmaceuticals, Inc.(1)	3,135	259,641
Biogen, Inc.(1)	4,564	1,580,376
Biohaven Pharmaceutical Holding Co., Ltd.(1)	1,914	185,811
BioMarin Pharmaceutical, Inc.(1)	5,766	481,115
Blueprint Medicines Corp.(1)	1,891	166,332
Bridgebio Pharma, Inc.(1)(2)	3,268	199,217
Denali Therapeutics, Inc.(1)	2,556	200,493
Exact Sciences Corp.(1)	5,401	671,398
Exelixis, Inc.(1)	10,319	188,012
Halozyme Therapeutics, Inc.(1)	4,568	207,433
Horizon Therapeutics PLC(1)	7,057	660,817
Incyte Corp.(1)	5,839	491,235
Ionis Pharmaceuticals, Inc.(1)	4,619	184,252
Mirati Therapeutics, Inc.(1)	1,556	251,341
Natera, Inc.(1)	2,676	303,806

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Neurocrine Biosciences, Inc.(1)	3,068	$ 298,578
Sarepta Therapeutics, Inc.(1)	2,339	181,834
Seagen, Inc.(1)	4,014	633,730
Ultragenyx Pharmaceutical, Inc.(1)	2,026	193,179
United Therapeutics Corp.(1)	1,348	241,845
Vir Biotechnology, Inc.(1)(2)	2,063	97,539
		$ 9,827,475
Building Products — 1.8%
Advanced Drainage Systems, Inc.	2,117	$246,779
Allegion PLC	3,207	446,735
Armstrong World Industries, Inc.	1,325	142,120
AZEK Co., Inc. (The)(1)	4,396	186,654
Carrier Global Corp.	25,829	1,255,289
Fortune Brands Home & Security, Inc.	4,184	416,768
Lennox International, Inc.	1,199	420,609
Masco Corp.	7,615	448,600
Owens Corning	4,666	456,801
Trex Co., Inc.(1)	3,329	340,257
UFP Industries, Inc.	1,861	138,347
		$4,498,959
Capital Markets — 4.2%
Affiliated Managers Group, Inc.	1,191	$183,664
Ameriprise Financial, Inc.	3,621	901,194
Ares Management Corp., Class A	3,193	203,043
Cboe Global Markets, Inc.	3,253	387,270
Evercore, Inc., Class A	1,215	171,035
FactSet Research Systems, Inc.	1,443	484,285
Franklin Resources, Inc.	8,833	282,568
Hamilton Lane, Inc., Class A	1,248	113,718
Houlihan Lokey, Inc.	1,458	119,250
Interactive Brokers Group, Inc., Class A	2,631	172,936
Invesco, Ltd.	11,689	312,447
Jefferies Financial Group, Inc.	7,014	239,879
KKR & Co., Inc.	17,526	1,038,240
Lazard, Ltd., Class A	3,168	143,352
LPL Financial Holdings, Inc.	2,497	337,045
MarketAxess Holdings, Inc.	1,161	538,228
Morningstar, Inc.	837	215,201
MSCI, Inc.	2,470	1,316,707
Nasdaq, Inc.	3,595	632,001
Northern Trust Corp.	6,295	727,828
Raymond James Financial, Inc.	3,855	500,764
SEI Investments Co.	3,668	227,306
State Street Corp.	10,867	894,137
Security	Shares	Value
Capital Markets (continued)
Stifel Financial Corp.	3,181	$ 206,320
Tradeweb Markets, Inc., Class A	3,178	268,732
Virtu Financial, Inc., Class A	2,740	75,706
		$ 10,692,856
Chemicals — 1.5%
Ashland Global Holdings, Inc.	2,221	$ 194,338
Avient Corp.	3,190	156,820
Axalta Coating Systems, Ltd.(1)	7,250	221,053
Celanese Corp.	3,924	594,878
Eastman Chemical Co.	4,742	553,628
FMC Corp.	4,419	478,136
Huntsman Corp.	7,526	199,590
International Flavors & Fragrances, Inc.	7,680	1,147,392
Mosaic Co. (The)	11,910	380,048
		$3,925,883
Commercial Services & Supplies — 1.5%
ADT, Inc.	4,491	$48,458
Cintas Corp.	2,615	998,930
Clean Harbors, Inc.(1)	2,441	227,355
Copart, Inc.(1)	6,279	827,760
IAA, Inc.(1)	4,157	226,723
MSA Safety, Inc.	1,246	206,313
Republic Services, Inc.	7,014	771,610
Stericycle, Inc.(1)	4,489	321,188
Tetra Tech, Inc.	2,619	319,623
		$3,947,960
Communications Equipment — 1.1%
Arista Networks, Inc.(1)	1,810	$655,781
Ciena Corp.(1)	5,162	293,666
F5 Networks, Inc.(1)	1,897	354,094
Juniper Networks, Inc.	10,367	283,537
Lumentum Holdings, Inc.(1)(2)	2,350	192,771
Motorola Solutions, Inc.	5,354	1,161,015
		$2,940,864
Construction & Engineering — 0.7%
AECOM(1)	6,927	$438,617
EMCOR Group, Inc.	2,637	324,852
MasTec, Inc.(1)	2,803	297,398
Quanta Services, Inc.	5,505	498,588
Valmont Industries, Inc.	733	173,025
		$1,732,480

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Construction Materials — 0.6%
Martin Marietta Materials, Inc.	2,075	$ 730,006
Vulcan Materials Co.	4,495	782,444
		$ 1,512,450
Consumer Finance — 1.2%
Ally Financial, Inc.	11,640	$ 580,138
Credit Acceptance Corp.(1)(2)	314	142,590
Discover Financial Services	9,473	1,120,561
OneMain Holdings, Inc.	2,892	173,260
Santander Consumer USA Holdings, Inc.	1,899	68,972
SLM Corp.	10,247	214,572
Synchrony Financial	17,739	860,696
		$3,160,789
Containers & Packaging — 1.6%
AptarGroup, Inc.	2,356	$331,819
Ardagh Group S.A.	550	13,486
Avery Dennison Corp.	2,881	605,701
Ball Corp.	10,737	869,912
Berry Global Group, Inc.(1)	4,841	315,730
Crown Holdings, Inc.	4,734	483,862
Graphic Packaging Holding Co.	9,495	172,239
Packaging Corp. of America	3,243	439,167
Silgan Holdings, Inc.	2,873	119,230
Sonoco Products Co.	3,692	246,995
WestRock Co.	9,409	500,747
		$4,098,888
Distributors — 0.6%
Genuine Parts Co.	4,219	$533,577
LKQ Corp.(1)	8,603	423,440
Pool Corp.	1,154	529,293
		$1,486,310
Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc.(1)	1,926	$283,334
Chegg, Inc.(1)	5,382	447,298
Service Corp. International	6,538	350,372
Terminix Global Holdings, Inc.(1)	4,761	227,147
		$1,308,151
Diversified Financial Services — 0.2%
Equitable Holdings, Inc.	13,106	$399,078
Voya Financial, Inc.	3,765	231,547
		$630,625
Security	Shares	Value
Diversified Telecommunication Services — 0.3%
Iridium Communications, Inc.(1)	3,989	$ 159,520
Lumen Technologies, Inc.	36,331	493,738
		$ 653,258
Electric Utilities — 1.1%
Alliant Energy Corp.	9,977	$ 556,318
Avangrid, Inc.(2)	2,614	134,438
Eversource Energy	11,268	904,144
Hawaiian Electric Industries, Inc.	5,229	221,082
Xcel Energy, Inc.	16,608	1,094,135
		$2,910,117
Electrical Equipment — 1.9%
Acuity Brands, Inc.	1,256	$234,910
AMETEK, Inc.	7,456	995,376
Generac Holdings, Inc.(1)	2,185	907,103
Hubbell, Inc.	1,915	357,798
nVent Electric PLC	5,590	174,631
Regal Beloit Corp.	1,488	198,663
Rockwell Automation, Inc.	3,735	1,068,285
Sensata Technologies Holding PLC(1)	5,641	327,009
Sunrun, Inc.(1)(2)	5,806	323,858
Vertiv Holdings Co.	8,286	226,208
		$4,813,841
Electronic Equipment, Instruments & Components — 2.6%
Amphenol Corp., Class A	18,181	$1,243,762
Arrow Electronics, Inc.(1)	2,107	239,840
Coherent, Inc.(1)	741	195,876
Corning, Inc.	24,293	993,584
II-VI, Inc.(1)(2)	3,792	275,261
IPG Photonics Corp.(1)	1,133	238,802
Jabil, Inc.	4,511	262,179
Keysight Technologies, Inc.(1)	6,048	933,872
Littelfuse, Inc.	881	224,470
National Instruments Corp.	4,031	170,431
Novanta, Inc.(1)	1,280	172,493
SYNNEX Corp.	1,119	136,249
Trimble, Inc.(1)	8,783	718,713
Zebra Technologies Corp., Class A(1)	1,704	902,251
		$6,707,783
Energy Equipment & Services — 0.2%
Baker Hughes Co.	26,642	$609,303
		$609,303

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Entertainment — 1.5%
AMC Entertainment Holdings, Inc., Class A(1)	14,632	$ 829,342
Electronic Arts, Inc.	8,371	1,204,001
Liberty Media Corp.-Liberty Formula One, Class A(1)	1,024	43,653
Live Nation Entertainment, Inc.(1)	5,974	523,263
Take-Two Interactive Software, Inc.(1)	3,573	632,492
Warner Music Group Corp., Class A(2)	3,803	137,060
Zynga, Inc., Class A(1)	32,566	346,177
		$ 3,715,988
Food & Staples Retailing — 0.8%
Albertsons Cos., Inc., Class A	1,852	$36,410
BJ's Wholesale Club Holdings, Inc.(1)	3,743	178,092
Casey's General Stores, Inc.	1,264	246,025
Kroger Co. (The)	24,902	953,996
Performance Food Group Co.(1)	4,615	223,781
US Foods Holding Corp.(1)	7,307	280,297
		$1,918,601
Food Products — 3.0%
Beyond Meat, Inc.(1)(2)	1,918	$302,066
Bunge, Ltd.	4,697	367,070
Campbell Soup Co.	6,959	317,261
Conagra Brands, Inc.	17,174	624,790
Darling Ingredients, Inc.(1)	5,654	381,645
Flowers Foods, Inc.	7,079	171,312
Freshpet, Inc.(1)	1,455	237,107
General Mills, Inc.	18,789	1,144,814
Hershey Co. (The)	4,766	830,142
Hormel Foods Corp.	9,753	465,706
Ingredion, Inc.	2,349	212,584
JM Smucker Co. (The)	3,740	484,592
Kellogg Co.	8,504	547,062
Lamb Weston Holdings, Inc.	4,926	397,331
Lancaster Colony Corp.	646	125,007
McCormick & Co., Inc.	8,783	775,715
Post Holdings, Inc.(1)	2,042	221,496
		$7,605,700
Health Care Equipment & Supplies — 4.3%
ABIOMED, Inc.(1)	1,410	$440,075
Cooper Cos., Inc. (The)	1,552	615,011
DENTSPLY SIRONA, Inc.	6,990	442,187
DexCom, Inc.(1)	2,975	1,270,325
Envista Holdings Corp.(1)	5,415	233,982
Globus Medical, Inc., Class A(1)	2,389	185,219
Hill-Rom Holdings, Inc.	2,030	230,588
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Hologic, Inc.(1)	8,128	$ 542,300
Insulet Corp.(1)	2,093	574,549
Integra LifeSciences Holdings Corp.(1)	2,392	163,230
Masimo Corp.(1)	1,613	391,072
Neogen Corp.(1)	3,441	158,424
Nevro Corp.(1)	1,056	175,074
Novocure, Ltd.(1)	2,821	625,754
Penumbra, Inc.(1)	1,140	312,428
Quidel Corp.(1)(2)	1,275	163,353
ResMed, Inc.	4,659	1,148,537
STAAR Surgical Co.(1)	1,487	226,768
STERIS PLC	2,705	558,042
Tandem Diabetes Care, Inc.(1)	1,959	190,807
Teleflex, Inc.	1,479	594,247
West Pharmaceutical Services, Inc.	2,327	835,626
Zimmer Biomet Holdings, Inc.	6,414	1,031,499
		$11,109,097
Health Care Providers & Services — 1.7%
Amedisys, Inc.(1)	984	$241,011
Chemed Corp.	519	246,265
DaVita, Inc.(1)	2,400	289,032
Encompass Health Corp.	3,004	234,402
Guardant Health, Inc.(1)	2,883	358,040
HealthEquity, Inc.(1)	2,508	201,844
Henry Schein, Inc.(1)	4,301	319,091
Laboratory Corp. of America Holdings(1)	3,083	850,445
LHC Group, Inc.(1)	949	190,047
Molina Healthcare, Inc.(1)	1,861	470,945
Progyny, Inc.(1)	1,583	93,397
Quest Diagnostics, Inc.	4,129	544,904
R1 RCM, Inc.(1)	4,717	104,906
Select Medical Holdings Corp.	3,564	150,615
		$4,294,944
Health Care Technology — 0.8%
Cerner Corp.	9,749	$761,982
Change Healthcare, Inc.(1)	8,125	187,200
GoodRx Holdings, Inc., Class A(1)(2)	1,887	67,951
Inovalon Holdings, Inc., Class A(1)	2,587	88,165
Omnicell, Inc.(1)	1,284	194,462
Teladoc Health, Inc.(1)(2)	4,395	730,844
		$2,030,604
Hotels, Restaurants & Leisure — 3.3%
Aramark	8,807	$328,061

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Chipotle Mexican Grill, Inc.(1)	854	$ 1,323,990
Choice Hotels International, Inc.	1,300	154,518
Darden Restaurants, Inc.	4,604	672,138
Domino's Pizza, Inc.	1,338	624,164
Expedia Group, Inc.(1)	4,495	735,876
Hilton Worldwide Holdings, Inc.(1)	8,459	1,020,325
Hyatt Hotels Corp., Class A(1)	1,437	111,569
Marriott Vacations Worldwide Corp.(1)	1,610	256,473
Planet Fitness, Inc., Class A(1)	3,342	251,485
Royal Caribbean Cruises, Ltd.(1)	7,530	642,158
Texas Roadhouse, Inc.	2,218	213,372
Travel + Leisure Co.	3,432	204,032
Vail Resorts, Inc.(1)	1,602	507,065
Wendy's Co. (The)	6,332	148,295
Wyndham Hotels & Resorts, Inc.	3,626	262,124
Yum! Brands, Inc.	9,392	1,080,362
		$8,536,007
Household Durables — 2.1%
D.R. Horton, Inc.	10,306	$931,353
Helen of Troy, Ltd.(1)	711	162,193
Leggett & Platt, Inc.	3,774	195,531
Lennar Corp., Class A	9,373	931,208
Mohawk Industries, Inc.(1)	1,633	313,846
Newell Brands, Inc.	11,433	314,064
NVR, Inc.(1)	129	641,556
PulteGroup, Inc.	10,401	567,583
Tempur Sealy International, Inc.	5,956	233,416
Toll Brothers, Inc.	5,462	315,758
TopBuild Corp.(1)	1,588	314,075
Whirlpool Corp.	1,746	380,663
		$5,301,246
Household Products — 0.5%
Church & Dwight Co., Inc.	7,260	$618,697
Clorox Co. (The)	3,641	655,052
Reynolds Consumer Products, Inc.	1,653	50,169
		$1,323,918
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	24,170	$630,112
Brookfield Renewable Corp., Class A	8,175	342,860
Clearway Energy, Inc., Class C	4,963	131,420
		$1,104,392
Security	Shares	Value
Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	2,266	$ 433,667
		$ 433,667
Insurance — 3.4%
Aflac, Inc.	19,154	$ 1,027,804
Alleghany Corp.(1)	421	280,837
American Financial Group, Inc.	2,510	313,047
Arch Capital Group, Ltd.(1)	12,143	472,848
Assurant, Inc.	1,843	287,840
Brown & Brown, Inc.	9,106	483,893
Enstar Group, Ltd.(1)	415	99,152
Erie Indemnity Co., Class A	727	140,565
Everest Re Group, Ltd.	1,225	308,712
First American Financial Corp.	3,389	211,304
Globe Life, Inc.	3,025	288,131
Hanover Insurance Group, Inc. (The)	1,072	145,406
Hartford Financial Services Group, Inc. (The)	11,099	687,805
Kemper Corp.	1,822	134,646
Lincoln National Corp.	5,645	354,732
Primerica, Inc.	1,178	180,399
Principal Financial Group, Inc.	8,194	517,779
Reinsurance Group of America, Inc.	2,159	246,126
RenaissanceRe Holdings, Ltd.	1,443	214,747
RLI Corp.	1,211	126,659
Travelers Cos., Inc. (The)	7,573	1,133,754
Unum Group	5,927	168,327
Willis Towers Watson PLC	3,973	913,869
		$8,738,382
Interactive Media & Services — 1.0%
Angi, Inc., Class A(1)	2,036	$27,527
IAC/InterActiveCorp.(1)	2,697	415,796
Match Group, Inc.(1)	7,887	1,271,779
TripAdvisor, Inc.(1)	3,155	127,146
Zillow Group, Inc., Class C(1)(2)	4,912	600,345
ZoomInfo Technologies, Inc., Class A(1)	3,218	167,883
		$2,610,476
Internet & Direct Marketing Retail — 0.7%
Chewy, Inc., Class A(1)(2)	2,493	$198,717
Etsy, Inc.(1)	3,703	762,226
Qurate Retail, Inc., Series A	10,663	139,579
Stitch Fix, Inc., Class A(1)	1,755	105,826
Wayfair, Inc., Class A(1)(2)	2,100	662,991
		$1,869,339

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services — 3.7%
Akamai Technologies, Inc.(1)	5,255	$ 612,733
Alliance Data Systems Corp.	1,595	166,183
Amdocs, Ltd.	4,089	316,325
Broadridge Financial Solutions, Inc.	3,762	607,676
Cognizant Technology Solutions Corp., Class A	16,283	1,127,760
Concentrix Corp.(1)	1,362	219,010
DXC Technology Co.(1)	8,133	316,699
EPAM Systems, Inc.(1)	1,753	895,713
Euronet Worldwide, Inc.(1)	1,586	214,665
Fastly, Inc., Class A(1)(2)	3,161	188,396
Gartner, Inc.(1)	2,906	703,833
Genpact, Ltd.	5,684	258,224
Jack Henry & Associates, Inc.	2,463	402,725
MAXIMUS, Inc.	2,470	217,286
Okta, Inc.(1)	4,059	993,156
Paychex, Inc.	10,291	1,104,224
Switch, Inc., Class A	5,082	107,281
TTEC Holdings, Inc.	610	62,885
VeriSign, Inc.(1)	3,307	752,971
WEX, Inc.(1)	1,430	277,277
		$9,545,022
Leisure Products — 0.5%
Brunswick Corp.	2,757	$274,653
Callaway Golf Co.(1)	2,758	93,027
Hasbro, Inc.	3,860	364,847
Mattel, Inc.(1)	10,372	208,477
YETI Holdings, Inc.(1)	2,329	213,849
		$1,154,853
Life Sciences Tools & Services — 2.5%
10X Genomics, Inc., Class A(1)	2,414	$472,710
Adaptive Biotechnologies Corp.(1)	2,385	97,451
Avantor, Inc.(1)	17,720	629,237
Bio-Rad Laboratories, Inc., Class A(1)	697	449,070
Bio-Techne Corp.	1,220	549,317
Bruker Corp.	3,307	251,266
Charles River Laboratories International, Inc.(1)	1,572	581,514
Medpace Holdings, Inc.(1)	854	150,842
Mettler-Toledo International, Inc.(1)	743	1,029,308
NeoGenomics, Inc.(1)(2)	3,548	160,263
PerkinElmer, Inc.	3,552	548,464
PPD, Inc.(1)	3,765	173,529
Repligen Corp.(1)	1,671	333,565
Syneos Health, Inc.(1)	2,863	256,210
Security	Shares	Value
Life Sciences Tools & Services (continued)
Waters Corp.(1)	1,948	$ 673,248
		$ 6,355,994
Machinery — 6.1%
AGCO Corp.	2,250	$ 293,355
Chart Industries, Inc.(1)	1,276	186,704
CNH Industrial NV	35,120	587,206
Colfax Corp.(1)	4,193	192,081
Crane Co.	1,853	171,162
Cummins, Inc.	4,427	1,079,347
Donaldson Co., Inc.	4,261	270,701
Dover Corp.	4,969	748,331
Flowserve Corp.	4,675	188,496
Fortive Corp.	10,931	762,328
Gates Industrial Corp. PLC(1)	2,968	53,632
Graco, Inc.	5,922	448,295
IDEX Corp.	2,518	554,086
Ingersoll Rand, Inc.(1)	13,558	661,766
ITT, Inc.	2,917	267,168
John Bean Technologies Corp.	1,098	156,597
Lincoln Electric Holdings, Inc.	1,994	262,630
Middleby Corp.(1)	1,983	343,575
Nordson Corp.	1,850	406,094
Oshkosh Corp.	2,487	309,980
Otis Worldwide Corp.	13,522	1,105,694
PACCAR, Inc.	10,832	966,756
Parker-Hannifin Corp.	3,873	1,189,437
Pentair PLC	5,809	392,049
RBC Bearings, Inc.(1)	922	183,865
Rexnord Corp.	4,233	211,819
Snap-on, Inc.	1,534	342,742
Stanley Black & Decker, Inc.	5,160	1,057,748
Timken Co. (The)	2,281	183,826
Toro Co. (The)	3,751	412,160
Watts Water Technologies, Inc., Class A	915	133,508
Westinghouse Air Brake Technologies Corp.	6,383	525,321
Woodward, Inc.	2,142	263,209
Xylem, Inc.	6,128	735,115
		$15,646,783
Media — 1.7%
Altice USA, Inc., Class A(1)	6,902	$235,634
Cable One, Inc.	174	332,829
Discovery, Inc., Class A(1)(2)	6,276	192,548
Interpublic Group of Cos., Inc. (The)	15,681	509,476
Liberty Broadband Corp., Class C(1)	5,821	1,010,875

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Media (continued)
New York Times Co. (The), Class A	6,396	$ 278,546
Omnicom Group, Inc.	8,002	640,080
Sirius XM Holdings, Inc.(2)	45,016	294,404
ViacomCBS, Inc., Class B	19,304	872,541
		$ 4,366,933
Metals & Mining — 0.7%
Nucor Corp.	9,586	$ 919,585
Reliance Steel & Aluminum Co.	2,976	449,078
Steel Dynamics, Inc.	8,034	478,827
		$1,847,490
Multiline Retail — 0.3%
Kohl's Corp.	4,442	$244,799
Macy's, Inc.(1)	9,099	172,517
Nordstrom, Inc.(1)	3,243	118,596
Ollie's Bargain Outlet Holdings, Inc.(1)(2)	1,585	133,346
		$669,258
Multi-Utilities — 0.8%
Ameren Corp.	8,806	$704,832
CMS Energy Corp.	10,699	632,097
Consolidated Edison, Inc.	11,484	823,633
		$2,160,562
Oil, Gas & Consumable Fuels — 0.1%
New Fortress Energy, Inc.(2)	4,678	$177,203
		$177,203
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	2,986	$180,026
		$180,026
Personal Products — 0.0%(3)
Coty, Inc., Class A(1)	8,662	$80,903
		$80,903
Pharmaceuticals — 0.8%
Catalent, Inc.(1)	5,377	$581,361
Elanco Animal Health, Inc.(1)	14,556	504,948
Jazz Pharmaceuticals PLC(1)	1,869	332,009
Perrigo Co. PLC	4,444	203,757
Reata Pharmaceuticals, Inc., Class A(1)(2)	819	115,913
Royalty Pharma PLC, Class A	9,516	390,061
		$2,128,049
Security	Shares	Value
Professional Services — 2.0%
ASGN, Inc.(1)	1,952	$ 189,207
Booz Allen Hamilton Holding Corp.	5,269	448,813
CoStar Group, Inc.(1)	12,250	1,014,545
Dun & Bradstreet Holdings, Inc.(1)	4,768	101,892
Exponent, Inc.	2,107	187,966
FTI Consulting, Inc.(1)	1,367	186,746
ManpowerGroup, Inc.	2,061	245,074
Nielsen Holdings PLC	14,186	349,969
Robert Half International, Inc.	4,188	372,606
Science Applications International Corp.	1,724	151,247
TransUnion	6,836	750,661
TriNet Group, Inc.(1)	1,550	112,344
Upwork, Inc.(1)	3,600	209,844
Verisk Analytics, Inc.	5,288	923,919
		$5,244,833
Real Estate Management & Development — 0.8%
CBRE Group, Inc., Class A(1)	10,861	$931,114
eXp World Holdings, Inc.(1)	2,708	104,989
Howard Hughes Corp. (The)(1)	2,155	210,026
Jones Lang LaSalle, Inc.(1)	2,355	460,308
Redfin Corp.(1)(2)	4,941	313,309
		$2,019,746
Road & Rail — 1.2%
Avis Budget Group, Inc.(1)	1,847	$143,863
J.B. Hunt Transport Services, Inc.	2,941	479,236
Kansas City Southern	2,967	840,759
Knight-Swift Transportation Holdings, Inc.	4,625	210,252
Landstar System, Inc.	1,343	212,221
Old Dominion Freight Line, Inc.	3,383	858,605
Saia, Inc.(1)	967	202,577
		$2,947,513
Semiconductors & Semiconductor Equipment — 4.4%
Allegro MicroSystems, Inc.(1)	1,419	$39,306
Amkor Technology, Inc.	3,255	77,046
Brooks Automation, Inc.	2,329	221,907
Cree, Inc.(1)	3,673	359,697
Enphase Energy, Inc.(1)	4,500	826,335
Entegris, Inc.	4,330	532,460
First Solar, Inc.(1)	3,452	312,441
Lattice Semiconductor Corp.(1)	4,269	239,832
Marvell Technology, Inc.	24,996	1,458,017
Maxim Integrated Products, Inc.	8,548	900,617
MKS Instruments, Inc.	1,884	335,258

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc.	1,431	$ 534,407
ON Semiconductor Corp.(1)	13,911	532,513
Power Integrations, Inc.	1,926	158,048
Qorvo, Inc.(1)	3,665	717,057
Silicon Laboratories, Inc.(1)	1,429	218,994
Skyworks Solutions, Inc.	5,360	1,027,780
SolarEdge Technologies, Inc.(1)	1,864	515,154
Teradyne, Inc.	5,752	770,538
Universal Display Corp.	1,358	301,924
Xilinx, Inc.	7,849	1,135,279
		$11,214,610
Software — 9.0%
Altair Engineering, Inc., Class A(1)	1,559	$107,524
Alteryx, Inc., Class A(1)	1,731	148,901
Anaplan, Inc.(1)	4,276	227,911
ANSYS, Inc.(1)	2,819	978,362
Appfolio, Inc., Class A(1)	469	66,223
Appian Corp.(1)(2)	1,324	182,381
Aspen Technology, Inc.(1)	2,113	290,622
Avalara, Inc.(1)	2,734	442,361
Bill.com Holdings, Inc.(1)	2,411	441,647
Black Knight, Inc.(1)	5,042	393,175
Blackline, Inc.(1)(2)	1,648	183,373
Cadence Design Systems, Inc.(1)	8,529	1,166,938
CDK Global, Inc.	4,021	199,804
Citrix Systems, Inc.	3,971	465,679
Cloudera, Inc.(1)	7,004	111,083
Coupa Software, Inc.(1)	2,352	616,483
DocuSign, Inc.(1)	5,811	1,624,581
Dolby Laboratories, Inc., Class A	2,061	202,576
Dropbox, Inc., Class A(1)	9,397	284,823
Duck Creek Technologies, Inc.(1)(2)	2,262	98,420
Dynatrace, Inc.(1)	5,910	345,262
Elastic NV(1)	2,214	322,713
Fair Isaac Corp.(1)	1,103	554,456
Five9, Inc.(1)	2,172	398,323
Guidewire Software, Inc.(1)	2,659	299,722
HubSpot, Inc.(1)	1,452	846,109
j2 Global, Inc.(1)	1,300	178,815
Manhattan Associates, Inc.(1)	2,014	291,708
McAfee Corp., Class A	1,225	34,325
MicroStrategy, Inc., Class A(1)(2)	252	167,454
nCino, Inc.(1)	1,973	118,222
NortonLifeLock, Inc.	18,210	495,676
Nuance Communications, Inc.(1)	8,981	488,926
Nutanix, Inc., Class A(1)	6,045	231,040
Security	Shares	Value
Software (continued)
Palo Alto Networks, Inc.(1)	2,937	$ 1,089,774
Paycom Software, Inc.(1)	1,595	579,735
Paylocity Holding Corp.(1)	1,246	237,737
Pegasystems, Inc.	1,314	182,896
Proofpoint, Inc.(1)	1,770	307,555
PTC, Inc.(1)	3,362	474,916
Q2 Holdings, Inc.(1)	1,686	172,950
Rapid7, Inc.(1)	1,707	161,533
RingCentral, Inc., Class A(1)	2,565	745,338
Smartsheet, Inc., Class A(1)	3,713	268,524
Splunk, Inc.(1)	5,198	751,527
SS&C Technologies Holdings, Inc.	7,236	521,426
Synopsys, Inc.(1)	4,662	1,285,733
Teradata Corp.(1)	3,442	171,997
Trade Desk, Inc. (The), Class A(1)	13,743	1,063,158
Tyler Technologies, Inc.(1)	1,328	600,747
Varonis Systems, Inc.(1)	3,334	192,105
Workiva, Inc.(1)	1,231	137,047
Zendesk, Inc.(1)	3,866	558,018
Zscaler, Inc.(1)	2,535	547,712
		$23,056,046
Specialty Retail — 3.7%
Advance Auto Parts, Inc.	1,894	$388,535
American Eagle Outfitters, Inc.	4,463	167,496
AutoNation, Inc.(1)	1,630	154,540
AutoZone, Inc.(1)	638	952,036
Bed Bath & Beyond, Inc.(1)	3,574	118,978
Best Buy Co., Inc.	6,743	775,310
Burlington Stores, Inc.(1)	1,970	634,320
CarMax, Inc.(1)	4,853	626,765
Dick's Sporting Goods, Inc.(2)	1,810	181,344
Five Below, Inc.(1)	1,640	316,963
Floor & Decor Holdings, Inc., Class A(1)	2,953	312,132
Foot Locker, Inc.	2,858	176,139
GameStop Corp., Class A(1)	1,664	356,329
Gap, Inc. (The)	6,066	204,121
L Brands, Inc.	7,308	526,615
Leslie's, Inc.(1)	2,274	62,512
Lithia Motors, Inc., Class A	845	290,376
O'Reilly Automotive, Inc.(1)	2,044	1,157,333
Penske Automotive Group, Inc.	1,038	78,359
RH(1)	445	302,155
Tractor Supply Co.	3,430	638,186
Ulta Beauty, Inc.(1)	1,558	538,710
Vroom, Inc.(1)(2)	3,181	133,157

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Williams-Sonoma, Inc.	2,232	$ 356,339
		$ 9,448,750
Technology Hardware, Storage & Peripherals — 1.6%
Hewlett Packard Enterprise Co.	41,473	$ 604,676
HP, Inc.	38,015	1,147,673
NCR Corp.(1)	4,134	188,552
NetApp, Inc.	7,310	598,104
Pure Storage, Inc., Class A(1)	8,160	159,365
Seagate Technology Holdings PLC	7,413	651,825
Western Digital Corp.(1)	9,647	686,577
Xerox Holdings Corp.	6,049	142,091
		$4,178,863
Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings, Ltd.(1)	4,332	$247,747
Columbia Sportswear Co.	1,065	104,753
Crocs, Inc.(1)	1,848	215,329
Deckers Outdoor Corp.(1)	840	322,619
Hanesbrands, Inc.	10,409	194,336
Levi Strauss & Co., Class A	2,384	66,084
PVH Corp.(1)	2,071	222,819
Ralph Lauren Corp.	1,426	167,997
Skechers USA, Inc., Class A(1)	3,826	190,650
Tapestry, Inc.(1)	7,965	346,318
Under Armour, Inc., Class A(1)	5,468	115,648
VF Corp.	9,515	780,611
		$2,974,911
Thrifts & Mortgage Finance — 0.2%
Essent Group, Ltd.	3,347	$150,448
MGIC Investment Corp.	11,218	152,565
New York Community Bancorp, Inc.	13,327	146,863
TFS Financial Corp.	1,057	21,457
		$471,333
Trading Companies & Distributors — 1.2%
Air Lease Corp.	3,987	$166,417
Fastenal Co.	16,840	875,680
MSC Industrial Direct Co., Inc., Class A	1,515	135,941
SiteOne Landscape Supply, Inc.(1)	1,220	206,497
United Rentals, Inc.(1)	2,391	762,753
Univar Solutions, Inc.(1)	5,910	144,086
W.W. Grainger, Inc.	1,359	595,242
WESCO International, Inc.(1)	1,321	135,825
		$3,022,441
Security	Shares	Value
Water Utilities — 0.5%
American Water Works Co., Inc.	5,896	$ 908,750
Essential Utilities, Inc.	10,350	472,995
		$ 1,381,745
Total Common Stocks (identified cost $199,617,357)		$255,158,768

Short-Term Investments — 1.1%
Affiliated Fund — 0.3%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(4)	881,830	$ 881,830
Total Affiliated Fund (identified cost $881,830)		$ 881,830
Securities Lending Collateral — 0.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(5)	1,928,274	$ 1,928,274
Total Securities Lending Collateral (identified cost $1,928,274)		$ 1,928,274
Total Short-Term Investments (identified cost $2,810,104)		$ 2,810,104
Total Investments — 100.6% (identified cost $202,427,461)		$257,968,872
Other Assets, Less Liabilities — (0.6)%		$ (1,478,686)
Net Assets — 100.0%		$256,490,186

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $5,830,258 and the total market value of the collateral received by the Fund was $6,145,570, comprised of cash of $1,928,274 and U.S. government and/or agencies securities of $4,217,296.
(3)	Amount is less than 0.05%.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.
(5)	Represents investment of cash collateral received in connection with securities lending.

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

At June 30, 2021, the value of the Fund’s investment in affiliated funds was $881,830, which represents 0.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$28,581	$65,826,675	$(64,973,312)	$(114)	$ —	$881,830	$697	881,830
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$255,158,768(1)	$ —	$ —	$255,158,768
Short-Term Investments:
Affiliated Fund	—	881,830	—	881,830
Securities Lending Collateral	1,928,274	—	—	1,928,274
Total Investments	$257,087,042	$881,830	$ —	$257,968,872

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.